Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	R$ 2,154,092	R$ 2,216,033
Total	12,256,775	12,831,865
Current portion	(1,808,740)	(2,257,211)
Non-current portion	10,448,035	10,574,654
LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	327,820	327,505
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,679,221	1,730,214
Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	147,051	158,314
Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	5,476,509	6,123,914
Leases Shops & kiosks & real estate [member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	958,981	746,028
Leases - Land (Network) [member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	2,793,441	2,664,315
Leases Fiber [member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	873,752	1,081,575
Subtotal IFRS 16 [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	R$ 10,102,683	R$ 10,615,832